Unaudited Condensed Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2019	5,600,259
Balance at Dec. 31, 2019	$ 168,008	$ 253,967,708	$ (233,682,015)	$ 20,453,701
Net income	0	0	3,466,124	3,466,124
Dividends to Series B preferred shares	0	0	(524,621)	(524,621)
Offering expenses	$ 0	(65,916)	0	(65,916)
Issuance of shares sold at the market (ATM), net of issuance costs (in shares)	200,000
Issuance of shares sold at the market (ATM), net of issuance costs	$ 6,000	709,550	0	715,550
Share-based compensation	$ 0	91,546	0	91,546
Balance (in shares) at Sep. 30, 2020	5,800,259
Balance at Sep. 30, 2020	$ 174,008	254,702,888	(230,740,512)	24,136,384
Balance (in shares) at Dec. 31, 2020	6,708,946
Balance at Dec. 31, 2020	$ 201,268	257,467,980	(230,333,881)	27,335,367
Net income	0	0	20,200,342	20,200,342
Dividends to Series B preferred shares	0	0	(255,324)	(255,324)
Offering expenses	$ 0	(118,776)	0	(118,776)
Issuance of shares sold at the market (ATM), net of issuance costs (in shares)	82,901
Issuance of shares sold at the market (ATM), net of issuance costs	$ 2,488	741,065	0	743,553
Share-based compensation	0	73,676	0	73,676
Preferred deemed dividend	$ 0	0	(345,423)	(345,423)
Issuance of shares in connection with the redemption of Series B Preferred Shares (in shares)	453,044
Issuance of shares in connection with the redemption of Series B Preferred Shares	$ 13,591	6,351,673	0	6,365,264
Balance (in shares) at Sep. 30, 2021	7,244,891
Balance at Sep. 30, 2021	$ 217,347	$ 264,515,618	$ (210,734,286)	$ 53,998,679